Assets (Details Narrative) (USD $)	3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Asset Acquisition Shares [Member]
Asset Cost In Shares		300,000
Acqusition Shares Dividend [Member]
Asset Cost In Shares		42,000
Asset Cost [Member]
Asset Cost		34,200
Assets Sold [Member]
Assets Sold	$ 26,000